ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS) (Tables)	12 Months Ended
Sep. 30, 2012
ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)
Comprehensive income (loss), net of related income taxes

	Years Ended September 30,
	2012	2011	2010
	(in thousands)
Unrealized appreciation (depreciation) on securities, net of tax of $37,185, $11,047 and $(13,730)	$63,725	$18,414	$(22,885)
Amortization of net periodic benefit costs—net of actuarial gain (loss), net of tax of $2,436, $(2,167) and $(3,276)	4,174	(3,613)	(5,459)

	$67,899	$14,801	$(28,344)

Components of accumulated other comprehensive income (loss), net of related income taxes

	September 30,
	2012	2011
	(in thousands)
Unrealized appreciation on securities	$189,851	$126,126
Unrecognized actuarial loss and prior service cost	(23,044)	(27,218)

	$166,807	$98,908